UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21290

NEIMAN FUNDS

(Exact name of registrant as specified in charter)

6631 Main Street Williamsville, NY (Address of principal executive offices)	14221 (Zip code)

Harvey Neiman

Neiman Funds

6631 Main Street

Williamsville, NY 14221

(Name and address of agent for service)

Registrant’s telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Neiman Large Cap Value Fund
		Schedule of Investments
	December 31, 2011 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Agriculture Chemicals
10,600	Mosaic Co. +	$ 534,558	1.98%

Aircraft Engines & Engine Parts
7,500	United Technologies Corp. +	548,175	2.04%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
10,600	HJ Heinz Co. +	572,824	2.13%

Commercial Banks
10,200	Bank of Montreal (Canada) +	559,062	2.08%

Crude Petroleum & Natural Gas
6,100	Apache Corp. +	552,538
5,800	Noble Energy, Inc. +	547,462
7,900	Occidental Petroleum Corporation +	740,230
		1,840,230	6.83%

Electric Services
13,300	American Electric Power Co. Inc. +	549,423
17,000	Public Service Enterprise Group Inc. +	561,170
15,600	Southern Co. +	722,124
		1,832,717	6.80%

Electronic & Other Electrical Equipment (No Computer Equipment)
12,000	Emerson Electric Co. +	559,080	2.08%

Fats & Oils
19,100	Archer Daniels Midland Co. +	546,260	2.03%

Fire, Marine & Casualty Insurance
7,800	ACE Limited (Switzerland) +	546,936
8,000	The Chubb Corporation +	553,760
		1,100,696	4.09%

Food and Kindred Products
14,700	Kraft Foods Inc. +	549,192	2.04%

Gas & Other Services Combined
10,300	Sempra Energy +	566,500	2.10%

Hospitals & Medical Service Plans
15,600	Aetna Inc. +	658,164
10,800	UnitedHealth Group, Inc. +	547,344
		1,205,508	4.48%

Men's & Boy's Furnishings, Work Clothing & Allied Garment
4,300	VF Corp.	546,057	2.03%

Oil & Gas Field Machinery & Equipment
11,100	Baker Hughes Inc. +	539,904
10,900	National Oilwell Varco, Incorporated +	741,091
		1,280,995	4.76%

Oil, Gas Field Services, NBC
9,600	Schlumberger Limited +	655,776	2.43%

Petroleum Refining
7,800	Chevron Corp. +	829,920
19,400	Suncor Energy Inc. (Canada)	559,302
		1,389,222	5.16%

Pharmaceutical Preparations
13,300	Lilly Eli & Compnay +	552,748	2.05%

Radio & TV Broadcasting & Communications Equipment
10,200	QUALCOMM Incorporated +	557,940	2.07%

Railroads, Line-Haul Operating
7,500	Canadian National Railway Company (Canada) +	589,200
7,600	Norfolk Southern Corp.	553,736
5,200	Union Pacific Corporation +	550,888
		1,693,824	6.29%

Retail - Eating Places
5,500	McDonald's Corp. +	551,815	2.05%

Retail - Variety Stores
10,200	Costco Wholesale Corp. +	849,864	3.16%

Rubber & Plastic Footwear
8,700	Nike Inc. Class B +	838,419	3.11%

Search, Detection, Navigation, Guidance, Aeronautical Systems
11,500	Raytheon Company +	556,370	2.07%

Semiconductors & Related Devices
22,700	Intel Corporation +	550,475	2.04%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
8,600	Procter & Gamble Co. +	573,706	2.13%

Surgical & Medical Instruments & Apparatus
7,800	Becton, Dickinson and Company +	582,816	2.16%

Tobacco Products
18,600	Altria Group Inc. +	551,490
8,200	Philip Morris International, Inc. +	643,536
		1,195,026	4.43%

Wholesale-Drugs Properties & Druggists' Sundries
7,000	McKesson Corporation +	545,370	2.02%

Total for Common Stocks (Cost $20,579,790)		23,335,225	86.64%

	Other Assets in Excess of Liabilities	3,597,214	13.36%

	Net Assets	$ 26,932,439	100.00%

Neiman Large Cap Value Fund
	Schedule of Written Options
	December 31, 2011 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call

ACE Limited (Switzerland) *
January 2012 Calls @ 67.50	1,000	$ 3,100
January 2012 Calls @ 70.00	1,000	1,350
		4,450

Aetna Inc. *
January 2012 Calls @ 45.00	4,000	840

Altria Group Inc. *
March 2012 Calls @ 30.00	2,000	1,440
March 2012 Calls @ 31.00	2,000	720
		2,160

American Electric Power Co. Inc. *
January 2012 Calls @ 40.00	2,000	3,200
February 2012 Calls @ 40.00	2,000	3,880
		7,080

Apache Corp. *
January 2012 Calls @ 110.00	1,000	60
April 2012 Calls @ 120.00	2,000	1,020
		1,080

Archer Daniels Midland Co. *
January 2012 Calls @ 28.00	2,500	2,725
January 2012 Calls @ 31.00	4,000	240
March 2012 Calls @ 31.00	2,500	1,450
		4,415

Baker Hughes Inc. *
January 2012 Calls @ 60.00	2,000	140
April 2012 Calls @ 65.00	2,500	1,150
		1,290

Bank of Montreal (Canada) *
March 2012 Calls @ 65.00	1,500	150

Becton, Dickinson and Company *
March 2012 Calls @ 85.00	2,000	300

Canadian National Railway Company (Canada) *
January 2012 Calls @ 80.00	3,000	2,610

Chevron Corp. *
January 2012 Calls @ 105.00	2,000	6,600
January 2012 Calls @ 115.00	2,000	240
		6,840

The Chubb Corporation *
January 2012 Calls @ 65.00	2,500	12,250
April 2012 Calls @ 70.00	1,000	3,230
		15,480

Costco Wholesale Corp. *
January 2012 Calls @ 85.00	3,500	2,555
April 2012 Calls @ 90.00	1,500	1,680
		4,235

Emerson Electric Co. *
March 2012 Calls @ 55.00	2,000	400

HJ Heinz Co. *
January 2012 Calls @ 55.00	3,000	900
March 2012 Calls @ 55.00	2,000	2,300
		3,200

Intel Corporation *
January 2012 Calls @ 25.00	3,000	990
April 2012 Calls @ 26.00	3,000	1,950
April 2012 Calls @ 27.00	3,000	1,230
		4,170

Kraft Foods Inc. *
January 2012 Calls @ 37.00	3,500	2,660
March 2012 Calls @ 35.00	1,500	4,410
March 2012 Calls @ 37.00	2,000	2,920
		9,990

Lilly Eil & Compnay *
January 2012 Calls @ 39.00	2,000	5,760
April 2012 Calls @ 40.00	2,000	5,360
April 2012 Calls @ 42.00	2,000	3,060
		14,180

McDonald's Corp. *
March 2012 Calls @ 95.00	1,000	6,850

McKesson Corporation *
January 2012 Calls @ 80.00	1,000	900
January 2012 Calls @ 85.00	2,500	250
		1,150

Mosaic Co. *
January 2012 Calls @ 65.00	2,000	140

National Oilwell Varco, Incorporated *
January 2012 Calls @ 70.00	1,000	1,420
January 2012 Calls @ 75.00	4,500	1,080
		2,500

Nike Inc. Class B *
January 2012 Calls @ 100.00	3,000	2,070
April 2012 Calls @ 110.00	1,000	1,130
		3,200

Noble Energy, Inc. *
January 2012 Calls @ 90.00	1,000	6,100

Occidental Petroleum Corporation *
January 2012 Calls @ 95.00	1,000	2,300
January 2012 Calls @ 100.00	3,000	2,130
		4,430

Philip Morris International, Inc. *
January 2012 Calls @ 75.00	3,000	11,850

Procter & Gamble Co. *
January 2012 Calls @ 67.50	2,000	800

Public Service Enterprise Group Inc. *
March 2012 Calls @ 35.00	4,000	1,200

QUALCOMM Incorporated *
January 2012 Calls @ 55.00	3,000	3,480
January 2012 Calls @ 60.00	2,000	100
		3,580

Raytheon Company *
February 2012 Calls @ 45.00	2,500	10,000

Schlumberger Limited *
January 2012 Calls @ 80.00	1,000	60
January 2012 Calls @ 85.00	4,000	120
		180

Sempra Energy *
January 2012 Calls @ 55.00	4,000	3,800

Southern Co. *
January 2012 Calls @ 44.00	4,000	9,840
January 2012 Calls @ 45.00	2,000	3,220
		13,060

Union Pacific Corporation *
January 2012 Calls @ 105.00	1,000	3,450

UnitedHealth Group, Inc. *
January 2012 Calls @ 50.00	1,500	2,850

United Technologies Corp. *
February 2012 Calls @ 80.00	1,500	495

Total (Premiums Received $235,174)		$ 158,505

* Non-Income Producing Security.
+ Portion or all of the security is pledged as collateral for call options written.

See accompanying notes to Schedules of Investments

Neiman Balanced Allocation Fund
		Schedule of Investments
		December 31, 2011 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

Mutual Funds
50,408	Amana Growth Fund	$ 1,221,882
37,310	Appleseed Fund	438,393
14,207	Delaware Select Growth Fund - Class A *	495,397
27,219	Intrepid Small Cap Value Fund - Institutional Class *	403,657
150,406	Ivy High Income Fund - Class Y	1,198,733
89,338	Neiman Large Cap Value Fund +	1,942,228
53,667	Neuberger Berman Real Estate Fund - Trust Class	645,083
263,519	PIMCO Total Return Fund - Institutional Class	2,864,455
34,484	Rice Hall James Small Cap Portfolio - Institutional Class *	428,288
42,284	Thornburg International Growth Fund - Class A *	566,605
6,795	The Tocqueville Gold Fund	485,679
67,033	Virtus Emerging Markets Opportunities Fund - Class I	583,185
20,412	Wells Fargo Advantage Growth Fund - Investor Class	696,249
Total for Mutual Funds (Cost $12,094,996)		11,969,834	94.60%

Money Market Funds
702,210	Fidelity Money Market Pt Cl Select 0.11% **	702,210
Total for Money Market Funds (Cost $702,210)		702,210	5.55%

	Total Investments	12,672,044	100.15%
	(Cost $12,797,206)

	Liabilities in Excess of Other Assets	(19,075)	-0.15%

	Net Assets	$ 12,652,970	100.00%

* Non-Income producing security.
** Variable Rate Security: The Yield Rate shown represents the rate at December 31, 2011.
+ Affiliated Fund.

See accompanying notes to Schedules of Investments

NOTES TO FINANCIAL STATEMENTS

NEIMAN FUNDS

(Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at December 31, 2011 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Neiman Large Cap Funds	Neiman Balanced Allocation Funds
Cost of Investments Premiums Received from Option Written Gross Unrealized Appreciation Gross Unrealized Depreciation Net Unrealized Appreciation (Depreciation) on Inestments	$20,579,790 $235,174 $3,451,644 ($619,551) $2,832,104	$12,797,206 $231,945 ($357,107) ($125,162)

2. SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION:

All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING:

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds as writers of the option bear the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 4.

FEDERAL INCOME TAXES:

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008 - 2010), or expected to be taken in the Funds’ 2011 tax returns. The Funds identify its major tax jurisdictions as U.S. Federal and State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:

The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

EXPENSES:

Expenses incurred by the Trust that do not relate to a specific funds of the Trust are allocated prorata to the Funds based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate basis.

3.) SECURITIES VALUATIONS

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Trustees have determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of December 31, 2011:

Neiman Large Cap Funds:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$23,335,225	$0	$0	$23,335,225
Total	$23,335,225	$0	$0	$23,335,225

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$0	$158,505	$0	$158,505
Total	$0	$158,505	$0	$158,505

Neiman Balanced Allocation Funds:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$11,969,834	$0	$0	$11,969,834
Money Market Funds	$702,210	$0	$0	$702,210
Total	$12,672,044	$0	$0	$12,672,044

Refer to each Fund’s Schedule of Investments for a listing of securities by industry. The Funds did not hold any Level 3 assets or liabilities during the three month period ended December 31, 2011. There were no transfers into or out of level 1 and level 2 during the three month period ended December 31, 2011. It is the Funds’ policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

4. WRITTEN OPTIONS

As of December 31, 2011, Neiman Large Cap Value Fund portfolio securities valued at $7,612,925 were held by the Fund as collateral for options written by the Fund.

Transactions in written options during the three month period ended December 31, 2011 were as follows:

Number of

Premiums

            Contracts

             Received

Options outstanding at September 30, 2011

              1,220

                         $245,761

Options written

    750

               $88,678

Options expired

   (390)

              ($57,269)

Options exercised

   (230)

              ($41,996)

Options Terminated                                                                                      (0)                        ($0)

Options outstanding at December 31, 2011

                                     1,350                $235,174

The locations on the statement of assets and liabilities of the Neiman Large Cap Value Fund's derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

                                     Liability

                                               Derivatives

Call options written                   ($158,505)

Realized and unrealized gains and losses on derivatives contracts entered into during the three month period ended December 31, 2011 by the Neiman Large Cap Value Fund are recorded in the following locations in the Statement of Operations:

                                                               Realized                                                   Unrealized

                                   Location             Gain/(Loss)                  Location

                              Gain/(Loss)

Equity contracts       Realized Gain                                   Change In Unrealized

                           (Loss) on Options           $57,269      Appreciation/(Depreciation)       ($45,362)

                                    Written                                           on Options Written

The selling of covered call options may tend to reduce volatility of the Neiman Large Cap Value Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Neiman Large Cap Value Fund’s gain on the underlying securities. Written call options expose the Neiman Large Cap Value Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

5. AFFILIATED FUND TRANSACTIONS

The Neiman Balanced and Allocation Fund’s holding and transaction in Neiman Large Cap Value Fund, an affiliated fund, during the three month period ended in December 31, 2011 were as follows:

Shares Held at September 30, 2011	85,821
Purchases	3,517
Sales	-
Shares Held at December 31, 2011	89,338

The aggregate cost and value of Neiman Balanced Allocation Fund’s investment in Neiman Large Cap Value Fund at December 31, 2011 was $1,853,356 and $1,942,227, respectively. The investment represented 15.35% of total net assets of the Neiman Balanced Allocation Fund as of December 31, 2011. For the three month period ended December 31, 2011, Neiman Balanced Allocation received dividend income totaling $7,996 from Neiman Large Cap Value Fund.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEIMAN FUNDS

By: /s/Harvey Neiman

      Harvey Neiman

      President

Date:               2/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Harvey Neiman

      Harvey Neiman

      President

Date:               2/29/2012

By: /s/Daniel Neiman

      Daniel Neiman

      Chief Financial Officer

Date:               2/23/12